Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Mold and tooling	2-5 years	0%
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Amortization of Intangible Assets with Finite Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3- 5 years
Patents and trademarks	5 years

Summary of Revenue by Customer Incorporation Location

	For the year ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	US$	%
PRC	33,975	77%	96,580	82%	431,338	59,093	95%
West Asia	4,630	10%	9,188	8%	14,485	1,985	3%
East Asia	798	2%	6,018	5%	3,028	415	1%
North America	—	—	—	—	2,616	358	1%
South America	—	—	4,729	4%	2,513	344	0%
West Africa	—	—	—	—	1,851	254	0%
Europe	2,638	6%	501	1%	321	44	0%
Other	2,276	5%	410	0%	—	—	—

Total net revenues	44,317	100%	117,426	100%	456,152	62,493	100%

Summary of Operating Lease Liabilities
A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Office and production facilities rental
	As of December 31, 2024
	RMB	US$
2025	12,802	1,754
2026	15,287	2,094
2027	14,785	2,026
2028	14,473	1,983
2029	12,541	1,718
2030 and thereafter	116,837	16,007

Minimum lease payments	186,725	25,582
Less: imputed interest	(48,479)	(6,643)

Present value of lease liabilities	138,246	18,939
Less: Current portion	(12,527)	(1,716)

Non-current portion of lease liabilities	125,719	17,223

Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable
The Group’s expected credit loss of cash and cash equivalents, short-term deposits and restricted short-term deposits in banks and other non-current
asset within the scope of ASC Topic 326 were immaterial. The following table summarizes the activity in the allowance for credit losses related to accounts receivable, contract asset, loans receivable and other receivables for the year ended December 31, 2023 and 2024:

	For the year ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of December 31, 2022	117,035
Adoption of ASC Topic 326	2,422

Balance as of January 1, 2023	119,457

Balance as of January 1	119,457	132,806	18,194
Current period provision	16,455	19,262	2,639
Reversal	(2,764)	(6,472)	(887)
Write-off	—	(35,194)	(4,822)
Acquisition of non-controlling interests	(390)	—	—
Foreign currency translation adjustments	48	20	3

Balance as of December 31	132,806	110,422	15,127